NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

SUPPLEMENT DATED MAY 4, 2012

TO THE PROSPECTUS DATED

NOVEMBER 30, 2011

1.	Emily Alejos, CFA, and Andrew Thelen, CFA, have been named portfolio managers of Nuveen Tradewinds Global Resources Fund, replacing the fund’s current portfolio managers, effective immediately. Ms. Alejos and Mr. Thelen are the Co-Chief Investment Officers of Tradewinds Global Investors, LLC.

2.	The third through sixth sentences of the section “Fund Summaries—Nuveen Tradewinds Global Resources Fund—Principal Investment Strategies” are deleted in their entirety and replaced with the following sentences:

The fund invests at least 40% of its net assets in non-U.S. securities. The fund may invest up to 50% of its net assets in securities of emerging markets issuers. The fund invests in securities of companies located in at least three different countries, which may include the United States. No more than 35% of the fund’s net assets may be invested in securities of companies located in a single non-U.S. country, other than Canada.

3.	Effective May 7, 2012, Nuveen Tradewinds Global All-Cap Fund, which is currently closed to most new investors, will re-open to all investors who meet the eligibility and minimum initial investment requirements described in the fund’s prospectus.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-GRWP-0512P

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

NUVEEN TRADEWINDS JAPAN FUND

SUPPLEMENT DATED MAY 4, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED

NOVEMBER 30, 2011

The first paragraph of the section “Investment Policies and Techniques—Debt Securities” is deleted in its entirety and replaced with the following sentence:

The Emerging Markets Fund may invest up to 20% of its net assets in corporate debt securities and government securities; the Global Flexible Allocation Fund may invest up to 40% of its net assets in corporate debt securities, government securities, asset-backed securities, mortgage-backed securities and other fixed-income securities; and the other Funds may invest in such securities as a non-principal investment strategy.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GRWSAI-0512P